Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Future Minimum Lease Payments for Non-cancelable Operating Leases

Future minimum lease payments for non-cancelable operating leases as of December 31, 2012 are as follows:

	Office premises	Computer equipment	Total
	(RMB)	(RMB)	(RMB)	(US$)

2013	9,649,602	13,271,508	22,921,110	3,679,092
2014	5,049,070	30,000	5,079,070	815,247
2015	1,774,404	—	1,774,404	284,811

Total	16,473,076	13,301,508	29,774,584	4,779,150